Cash Generated From Operations (Tables)	12 Months Ended
Dec. 31, 2019
Statement of cash flows [abstract]
Disclosure of Cash Generated From Operations

	US Dollars
Figures in millions	2019	2018	2017

Profit (loss) before taxation	619	445	328
Adjusted for:
Movement on non-hedge derivatives and other commodity contracts	(6)	6	1
Amortisation of tangible assets and right of use assets (note 4)	580	553	685
Finance costs and unwinding of obligations (note 7)	172	168	157
Environmental, rehabilitation and other expenditure	(6)	(23)	(26)
Impairment, derecognition of assets and profit (loss) on disposal	3	5	(1)
Other expenses (income)	41	28	89
Amortisation of intangible assets (notes 4)	3	5	5
Interest income	(14)	(8)	(8)
Share of associates and joint ventures’ (profit) loss (note 8)	(168)	(122)	(22)
Other non-cash movements	43	(4)	(4)
Movements in working capital	(165)	(122)	(137)
	1,102	931	1,067
Movements in working capital:
(Increase) decrease in inventories	(67)	(2)	(67)
(Increase) decrease in trade, other receivables and other assets	(138)	(74)	(86)
Increase (decrease) in trade, other payables and deferred income	40	(46)	16
	(165)	(122)	(137)